CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 85,194,502	$ 109,934,257
Amounts due from related parties	$ 8,309	$ 222,027
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Prepayments and other current assets	$ 2,575,194	$ 3,287,445
Total current assets	87,778,005	113,443,729
Property, equipment and software, net	1,125,389	1,835,121
Operating lease right-of-use assets	283,645	365,103
Other non-current assets	81,386	84,885
TOTAL ASSETS	89,268,425	115,728,838
Current liabilities:
Accounts payable	4,241,773	3,093,752
Amounts due to related parties	$ 13,187,966	$ 16,714,326
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accruals and other current liabilities	$ 2,816,038	$ 3,001,508
Income tax payable	5,265	52,884
Short-term borrowings	4,868,956	4,235,673
Current portion of long-term borrowings	12,923,599	4,161,549
Current portion of operating lease liabilities	141,341	195,955
Total current liabilities	38,184,938	31,455,647
Long-term borrowings	417,339	13,540,034
Operating lease liabilities	142,304	173,660
TOTAL LIABILITIES	38,744,581	45,169,341
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; 640,000,000 shares authorized, and 55,145,839 shares issued and outstanding as of December 31, 2023; and 640,000,000 shares authorized, and 58,886,944 shares issued and outstanding as of December 31, 2024)	5,889	5,547
Treasury shares, at cost (1 share as of December 31, 2023 and nil as of December 31, 2024)		(4)
Additional paid-in capital	362,220,445	350,105,518
Accumulated other comprehensive loss	(526,903)	(1,800,088)
Accumulated deficit	(311,175,587)	(277,751,476)
Total shareholders' equity	50,523,844	70,559,497
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 89,268,425	$ 115,728,838